Note 5 - Allowance for Loan Losses - Segregated by Impairment Methodology (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ending Allowance Balance Individually Evaluated for Impairment	$ 3,434,772	$ 2,073,418	$ 1,051,114
Ending Allowance Balance Collectively Evaluated for Impairment	5,488,521	6,530,487	7,751,202
Ending Allowance Balance Total	8,923,293	8,603,905	8,802,316	$ 11,805,986
Ending Loan Balance Individually Evaluated for Impairment	26,457,339	30,382,471	34,434,776
Ending Loan Balance Collectively Evaluated for Impairment	727,826,224	728,253,124	711,659,033
Loans	754,283,563	758,635,595	746,093,809
Commercial [Member] | Commercial and Agricultural Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment		94,538	96,580
Ending Allowance Balance Collectively Evaluated for Impairment	456,197	760,826	400,981
Ending Allowance Balance Total	456,197	855,364	497,561	1,017,073
Ending Loan Balance Individually Evaluated for Impairment	6,671	122,928	96,580
Ending Loan Balance Collectively Evaluated for Impairment	47,018,207	47,658,761	50,863,685
Loans	47,024,878	47,781,689	50,960,265
Commercial [Member] | Real Estate Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment	3,021,943	1,607,962	456,941
Ending Allowance Balance Collectively Evaluated for Impairment	2,729,055	2,242,565	3,207,836
Ending Allowance Balance Total	5,750,998	3,850,527	3,664,777	4,379,276
Ending Loan Balance Individually Evaluated for Impairment	22,422,451	23,628,213	21,693,061
Ending Loan Balance Collectively Evaluated for Impairment	326,667,580	322,633,820	310,537,786
Loans	349,090,031	346,262,033	332,230,847
Agricultural [Member] | Commercial and Agricultural Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment
Ending Allowance Balance Collectively Evaluated for Impairment	167,692	203,091	304,172
Ending Allowance Balance Total	167,692	203,091	304,172	293,886
Ending Loan Balance Individually Evaluated for Impairment		8,445
Ending Loan Balance Collectively Evaluated for Impairment	17,079,579	19,185,052	16,689,444
Loans	17,079,579	19,193,497	16,689,444
Commercial Construction [Member] | Real Estate Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment	21,135	25,344	53,947
Ending Allowance Balance Collectively Evaluated for Impairment	301,590	665,422	1,168,748
Ending Allowance Balance Total	322,725	690,766	1,222,695	1,782,179
Ending Loan Balance Individually Evaluated for Impairment	72,296	1,622,560	3,384,377
Ending Loan Balance Collectively Evaluated for Impairment	30,286,066	38,484,073	47,874,593
Loans	30,358,362	40,106,633	51,258,970
Residential Construction [Member] | Real Estate Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment
Ending Allowance Balance Collectively Evaluated for Impairment	13,491	19,890	138,092
Ending Allowance Balance Total	13,491	19,890	138,092	138,092
Ending Loan Balance Individually Evaluated for Impairment
Ending Loan Balance Collectively Evaluated for Impairment	11,830,447	9,413,263	11,220,683
Loans	11,830,447	9,413,263	11,220,683
Residential [Member] | Real Estate Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment	362,522	308,188	414,684
Ending Allowance Balance Collectively Evaluated for Impairment	1,033,577	1,682,167	2,010,643
Ending Allowance Balance Total	1,396,099	1,990,355	2,425,327	3,278,269
Ending Loan Balance Individually Evaluated for Impairment	2,911,874	3,597,386	7,559,965
Ending Loan Balance Collectively Evaluated for Impairment	192,668,093	193,405,033	196,192,655
Loans	195,579,967	197,002,419	203,752,620
Farmland [Member] | Real Estate Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment	29,172	37,386	28,962
Ending Allowance Balance Collectively Evaluated for Impairment	693,159	874,306	74,838
Ending Allowance Balance Total	722,331	911,692	103,800	311,494
Ending Loan Balance Individually Evaluated for Impairment	1,044,047	1,402,939	1,700,793
Ending Loan Balance Collectively Evaluated for Impairment	65,833,150	60,376,920	48,250,191
Loans	66,877,197	61,779,859	49,950,984
Consumer [Member] | Consumer and Other Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment
Ending Allowance Balance Collectively Evaluated for Impairment	80,265	63,377	66,914
Ending Allowance Balance Total	80,265	63,377	66,914	243,253
Ending Loan Balance Individually Evaluated for Impairment
Ending Loan Balance Collectively Evaluated for Impairment	19,695,241	20,605,465	22,820,314
Loans	19,695,241	20,605,465	22,820,314
Other [Member] | Consumer and Other Portfolio Segment [Member]
Ending Allowance Balance Individually Evaluated for Impairment
Ending Allowance Balance Collectively Evaluated for Impairment	13,495	18,843	378,978
Ending Allowance Balance Total	13,495	18,843	378,978	$ 362,464
Ending Loan Balance Individually Evaluated for Impairment
Ending Loan Balance Collectively Evaluated for Impairment	16,747,861	16,490,737	7,209,682
Loans	$ 16,747,861	$ 16,490,737	$ 7,209,682